CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,177,890	$ 588,443	¥ 7,165,584
Restricted cash (including RMB 1,018,106 and RMB 1,232,804 from the consolidated trusts as of December 31, 2022 and 2023, respectively)	3,381,107	476,219	3,346,779
Short term investments	15,000	2,113	57,000
Security deposit prepaid to third-party guarantee companies	207,071	29,165	396,699
Funds receivable from third party payment service providers	1,603,419	225,837	1,158,781
Accounts receivable and contract assets, net (net of allowance of RMB 273,705 and RMB 299,265 as of December 31, 2022 and 2023, respectively)	2,909,245	409,759	2,868,625
Financial assets receivable, net (net of allowance of RMB 457,080 and RMB 462,709 as of December 31, 2022 and 2023, respectively)	2,522,543	355,293	2,982,076
Amounts due from related parties (net of allowance of RMB 93,873 and RMB 25,150 as of December 31, 2022 and 2023, respectively)	¥ 45,346	$ 6,387	¥ 394,872
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net (including RMB 9,942,696 and RMB 9,318,315 from the consolidated trusts as of December 31, 2022 and 2023, respectively)	¥ 24,604,487	$ 3,465,470	¥ 15,347,662
Prepaid expenses and other assets (including RMB 117,516 and RMB 92,287 from the consolidated trusts as of December 31, 2022and 2023, respectively)	329,920	46,468	379,388
Total current assets	39,796,028	5,605,154	34,097,466
Non-current assets:
Accounts receivable and contract assets, net-noncurrent (net of allowance of RMB 41,261 and RMB 21,411 as of December 31, 2022 and 2023, respectively)	146,995	20,704	261,319
Financial assets receivable, net-noncurrent (net of allowance of RMB 97,015 and RMB 112,687 as of December 31, 2022 and 2023, respectively)	596,330	83,991	688,843
Amounts due from related parties, non-current (net of allowance of RMB 4,382 and RMB 630 as of December 31, 2022 and 2023, respectively)	¥ 4,240	$ 597	¥ 33,236
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loans receivable, net-noncurrent (including RMB 511,843 and RMB 268,215 from the consolidated trusts as of December 31, 2022 and 2023, respectively)	¥ 2,898,005	$ 408,175	¥ 3,136,994
Property and equipment, net	231,221	32,567	47,602
Land use rights, net	977,461	137,673	998,185
Intangible assets	13,443	1,893	4,696
Goodwill	41,210	5,804
Deferred tax assets	1,067,738	150,388	1,019,171
Other non-current assets	45,901	6,465	55,658
Total non-current assets	6,022,544	848,257	6,245,704
TOTAL ASSETS	45,818,572	6,453,411	40,343,170
Current liabilities:
Payable to investors of the consolidated trusts-current	8,942,291	1,259,495	6,099,520
Accrued expenses and other current liabilities	2,016,039	283,953	2,004,551
Amounts due to related parties	¥ 80,376	$ 11,321	¥ 113,697
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Short term loans	¥ 798,586	$ 112,478	¥ 150,000
Guarantee liabilities-stand ready	3,949,601	556,290	4,120,346
Guarantee liabilities-contingent	3,207,264	451,734	3,418,391
Income tax payable	742,210	104,538	661,015
Other tax payable	163,252	22,994	182,398
Total current liabilities	19,899,619	2,802,803	16,749,918
Non-current liabilities:
Deferred tax liabilities	224,823	31,666	100,835
Payable to investors of the consolidated trusts-noncurrent	3,581,800	504,486	4,521,600
Other long-term liabilities	102,473	14,433	39,520
Total non-current liabilities	3,909,096	550,585	4,661,955
TOTAL LIABILITIES	23,808,715	3,353,388	21,411,873
Commitments and Contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (USD 0.00001 par value per share 5,000,000,000 shares authorized, 325,591,776 shares issued and 322,792,063 shares outstanding as of December 31, 2022, and 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023, respectively)	22	3	22
Treasury stock	(384,637)	(54,175)
Additional paid-in capital	6,059,439	853,454	6,095,225
Retained earnings	16,297,316	2,295,429	12,803,684
Other comprehensive loss	(34,657)	(4,882)	(51,775)
TOTAL QIFU TECHNOLOGY INC EQUITY	21,937,483	3,089,829	18,847,156
Non-controlling interests	72,374	10,194	84,141
TOTAL EQUITY	22,009,857	3,100,023	18,931,297
TOTAL LIABILITIES AND EQUITY	¥ 45,818,572	$ 6,453,411	¥ 40,343,170